NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT Invesco Small Cap Growth Fund (formerly,
NVIT Amundi Multi Sector Bond Fund	NVIT Multi-Manager Small Cap Growth Fund)
NVIT AQR Large Cap Defensive Style Fund	NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan Innovators Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT J.P. Morgan US Technology Leaders Fund
Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT Bond Index Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Calvert Equity Fund	NVIT Loomis Short Term Bond Fund
NVIT Columbia Overseas Value Fund	NVIT Mid Cap Index Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Multi-Manager Small Company Fund
NVIT Emerging Markets Fund	NVIT NS Partners International Focused Growth
NVIT Federated High Income Bond Fund	Fund
NVIT Government Bond Fund	NVIT Real Estate Fund
NVIT Government Money Market Fund	NVIT S&P 500 Index Fund
NVIT International Equity Fund	NVIT Small Cap Index Fund
NVIT International Index Fund	NVIT Victory Mid Cap Value Fund (formerly, NVIT
Multi-Manager Mid Cap Value Fund)

Supplement dated June 18, 2024
to the Statement of Additional Information (“SAI”) dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Allspring Discovery Fund

Effective immediately, the SAI is amended as follows:

1.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2023)
Allspring Global Investments, LLC
Robert Gruendyke, CFA	NVIT Allspring Discovery Fund	None

2.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2023)
Allspring Global Investments, LLC
Robert Gruendyke, CFA	Mutual Funds: 8 accounts, $5.95 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 4 accounts, $624.13 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 30 accounts, $711.55 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE